Royalties, mining and income tax, and deferred tax- Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on (profit)/loss before tax at maximum South African statutory company tax rate (28%)	R (13,316)	R (9,934)	R 364
South African gold mining tax formula rate adjustment	63	118	(193)
US statutory tax rate adjustment	466	550	205
Non-deductible amortisation and depreciation	(13)	(14)	(15)
Non-taxable dividend received	7	21	2
Non-deductible finance expense	(108)	89	(86)
Non-deductible share-based payments	(42)	(44)	(81)
Non-deductible loss on fair value of financial instruments	(1,021)	(890)	(571)
Non-taxable gain on foreign exchange differences	47	3	0
Non-taxable share of results of equity-accounted investees	557	476	202
(Non-deductible impairments)/non-taxable reversal of impairments	(22)	33	(22)
Non-taxable gain on acquisition	0	0	309
Non-deductible transaction costs	(69)	(50)	(94)
Tax adjustment in respect of prior periods	386	133	12
Net other non-taxable income and non-deductible expenditure	351	258	534
Change in estimated deferred tax rate	86	(54)	1,551
(Deferred tax assets derecognised)/unrecognised deferred tax assets utilised	(1,133)	4,447	(384)
Total mining and income tax	R (13,761)	R (4,858)	R 1,733
Average effective tax rate	29.00%	14.00%	133.00%
Reversal of uncertain tax related to interest limitation		R 182
Derecognition of deferred tax asset	R 837
South Africa
Royalties, and mining and income tax and deferred tax
Applicable tax rate	28.00%